Income Taxes - Summary of Reconciliation of the Income Tax Computed at the Federal Statutory Tax Rate to the Expense (Benefit) for Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Tax at statutory rate				$ 3,058	$ (6,245)
State income taxes, net of federal benefits				292	1
Change in valuation allowance				808	7,200
Uncertain tax positions				474	618
Permanent differences and other				47	(27)
Capitalized R&D				(3,836)	0
Credits				(492)	(1,547)
Income tax expense (benefit)	$ 126	$ 0	$ 346	$ 351	$ 0